Commitments and Contingencies - Schedule of Future Minimum Lease Receivables under Non-Cancellable Operating Leases with Tenants (Details) - Dec. 31, 2018	CNY (¥)	USD ($)
Commitments And Contingencies Disclosure [Abstract]
2019	¥ 43,846,815	$ 6,377,255
2020	36,109,529	5,251,913
2021	33,746,012	4,908,154
2022	26,798,827	3,897,728
2023	24,107,631	3,506,310
Thereafter	91,634,251	13,327,648
Total	¥ 256,243,065	$ 37,269,008